Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax
16.
INCOME TAX
(a)
Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

PRC

The Group’s PRC subsidiaries are subject to the PRC Corporate Income Tax Law (“PRC CIT Law”) at the statutory income tax rate of 25%, unless otherwise specified. According to the PRC CIT Law, entities that qualify as “high-and-new technology enterprises” (“HNTE”) are entitled to a preferential income tax rate of 15%. In 2020, X-Charge Technology received the approval from the tax authority that it qualified as an HNTE, and the certification has been renewed in 2023. The certificate entitled X-Charge Technology to the preferential income tax rate of 15% effective retroactively from January 1, 2020 to December 31, 2025, if all the criteria for HNTE status could be satisfied in the relevant year. And the Group is re-applying for an HNTE certificate when the prior certificate expires.

Germany

During 2023, 2024 and 2025, the subsidiary in Germany’s primary statutory tax rate was 32.275%, consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the corporate tax rate, and a trade tax rate of 16.45%.

United States

Under the current U.S. federal corporate income tax, the Company’s subsidiary in United States is subject to 21% income tax on its taxable income generated from operations in United States. The company’s subsidiaries have no taxable income for all periods presented.

The components of income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	821,344	(1,460,541)	(5,253,169)
Germany	997,619	(45,090)	(969,957)
Cayman	(8,913,071)	(7,961,485)	(23,277,629)
United States	(989,532)	(2,473,420)	(3,001,890)
Total	(8,083,640)	(11,940,536)	(32,502,645)

Both current and deferred income taxes were nil for the years ended December 31, 2023, 2024 and 2025.

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2023 and 2024 is as follows:

	For the Years Ended December 31,
	2023	2024
PRC Statutory income tax rate	(25.0)%	(25.0)%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	6.1%	19.6%
Preferential tax rate	3.1%	0.4%
Research and development expenses bonus deduction	(11.8)%	(4.3)%
Other non-deductible expenses	24.4%	0.5%
Change in valuation allowance	3.2%	12.5%
Effect of true-up on NOL	—	(3.7)%
Effective income tax rate	0.0%	0.0%

The Group is headquartered in the United States and Germany and the subsidiaries incorporated in the PRC functions as the Group’s primary business operation center. Therefore, the Group uses the PRC’s income tax rate as applicable statutory income tax rate.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	For the Year Ended December 31, 2025
	US$	%
Loss before income tax	(32,502,645)
PRC Statutory income tax rate	25%	25.0%
Computed income tax benefit with PRC statutory income tax rate	(8,125,661)
Domestic tax effects
Preferential tax rate	525,390	(1.6)%
Research and development expenses bonus deduction	(567,286)	1.7%
Other non-deductible expenses	45,259	(0.1)%
Change in valuation allowance	1,696,837	(5.2)%
True-up on NOL	(387,864)	1.2%
Foreign tax effects
United States
- Statutory tax rate difference between United States and PRC	120,076	(0.4)%
- Other non-deductible expenses	9,814	—
- Change in valuation allowance	620,584	(1.9)%
Germany
- Statutory tax rate difference between Germany and PRC	(70,564)	0.2%
- Other non-deductible expenses	1,488	—
- Change in valuation allowance	311,565	(1.0)%
Cayman
- Statutory tax rate difference between Cayman and PRC	5,820,362	(17.9)%
Effective income tax rate	—	—

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	—	—	—
United States	—	—	—
Germany	—	82,557	45,457
Total income taxes paid	—	82,557	45,457

(b)
Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Allowance for credit losses	118,647	286,485
Operating lease liabilities	276,154	300,929
Net operating loss carry forwards	2,855,567	5,101,529
Share-based compensation	928,639	1,258,578
Others	268,714	271,924
Total deferred income tax assets	4,447,721	7,219,445
Less: Valuation allowance	(4,160,082)	(6,918,609)
Total deferred tax assets, net of valuation allowance	287,639	300,836
Net off against deferred tax liabilities	(287,639)	(300,836)
Net deferred tax assets	—	—

Deferred tax liabilities:
Right-of-use assets	(287,639)	(300,836)
Total deferred income tax liabilities	(287,639)	(300,836)
Net off against deferred tax assets	287,639	300,836
Net deferred tax liabilities	—	—

As of December 31, 2025, the Group had net operating loss carry forwards of US$25.0 million attributable to the PRC subsidiaries. As of December 31, 2025, the net operating loss carryforwards from PRC will expire in calendar year 2027 through 2031 and 2033 through 2035, if not utilized. As of December 31, 2025, the Group had net operating loss carry forwards of US$1.0 million for both corporation tax and trade tax arising in Germany and US$4.9 million arising in United States, respectively, which can be carried forward without an expiration date.

Tax loss carried forward by the PRC subsidiaries will expire, if unused, by the following period-end:

Year ending December 31,	US$
2027	1,855,867
2028	4,694,906
2029	2,788,564
2030	2,886,996
2031	3,517,673
2032	—
2033	1,345,594
2034	339,184
2035	7,551,436
Total	24,980,220

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. The Group has considered its history of losses and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of December 31, 2024 and 2025, a US$4,160,082 and US$6,918,609 valuation allowance has been established respectively. Changes in valuation allowance are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	2,295,587	2,529,266	4,160,082
Additions of valuation allowance	589,668	1,503,585	2,628,986
Reductions of valuation allowance	(330,665)	—	—
Foreign exchange translation adjustments	(25,324)	127,231	129,541
Balance at the end of the year	2,529,266	4,160,082	6,918,609

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from 2020 to 2025 are open to examination by the PRC tax authorities. The subsidiary in Germany is subject to the audit by federal, state, local and foreign income tax authorities. According to the statute of limitation, the German tax authorities may initiate additional audits of the tax years for 2021 through 2025. The subsidiary in United States is subject to US federal income tax examinations by the Internal Revenue Service (“IRS”) for tax years ending December 31, 2023, 2024, and 2025. Under the Internal Revenue Code, the statute of limitations for the IRS to assess additional taxes generally expires three years from the later of the tax return filing date or its due date (including extensions). However, this period may be extended to six years in cases of substantial understatement of income (≥25% of gross income) or indefinitely in instances of fraud or failure to file a return.

(c)
Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the year ended December 31, 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.